Description of Organization and Business Operations (Details)						3 Months Ended		11 Months Ended	12 Months Ended
	Jan. 20, 2023 USD ($) item $ / shares shares	Jan. 05, 2023 D $ / shares shares	Jul. 20, 2021 USD ($) $ / shares shares	Jul. 15, 2021 USD ($) $ / shares	Feb. 02, 2021	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2022 USD ($)
Description of Organization and Business Operations
Condition for future business combination number of businesses minimum					1
Purchase price, per unit | $ / shares			$ 10.00
Price per unit | $ / shares						$ 10.10
Offering costs			$ 13,577,812
Underwriting fees			4,000,000
Warrant issuance cost			757,003
Deferred underwriting fee payable			9,000,000			$ 9,000,000		$ 9,000,000	$ 9,000,000
Other offering costs			$ 577,812
Condition for future business combination use of proceeds percentage						80			80
Condition for future business combination threshold percentage ownership						50			50
Threshold amount of net tangible assets						$ 5,000,001			$ 5,000,001
Redemption limit percentage without prior consent						15			15
Obligation to redeem public shares if entity does not complete a business combination (as a percent)						100.00%			100.00%
Months to complete acquisition						24 months			24 months
Redemption period upon closure						10 days			10 days
Maximum allowed dissolution expenses						$ 100,000			$ 100,000
Deposit into the trust account									2,920,785
Operating bank accounts						37,183			93,344
Securities held in trust account						31,987,191		202,006,302	205,927,087
Working capital						2,410,499			1,538,102
Interest income from Trust account						895,995	$ 20,342	$ 6,302	$ 2,920,785
Maximum number of times that the date to consummate a business combination can be extended | item	6
Additional extension period available each time to consummate a business combination	1 month
Aggregate payment redemption of ordinary shares						$ 175,285,891
Continental Stock Transfer & Trust Company
Description of Organization and Business Operations
Purchase price, per unit | $ / shares				$ 0.05
Gross proceeds				$ 2,000,000
Complete business combination period									21 months
Deposit into the trust account				$ 1,000,000
DigiAsia Bios Pte. Ltd
Description of Organization and Business Operations
Threshold minimum percentage of share capital held by existing shareholder to enter into Lock-Up Agreement		1.00%
Private Placement Warrants
Description of Organization and Business Operations
Sale of private placement warrants (in shares) | shares			8,000,000
Price of warrant | $ / shares			$ 1.00
Proceeds from sale of private placement warrants			$ 8,000,000
Public Warrants
Description of Organization and Business Operations
Number of units sold | shares						20,000,000			20,000,000
Price per unit | $ / shares						$ 10.10
Class A Common Stock Subject to Redemption
Description of Organization and Business Operations
Purchase price, per unit | $ / shares									$ 10.10
Aggregate redeemable shares | shares	16,988,575
Redemption price per share | $ / shares	$ 10.32
Aggregate payment redemption of ordinary shares	$ 175,285,891
Initial Public Offering
Description of Organization and Business Operations
Number of units sold | shares			20,000,000
Purchase price, per unit | $ / shares			$ 10.00						$ 10.10
Gross proceeds			$ 200,000,000
Deferred underwriting fee payable			9,000,000
Investment of cash into Trust Account			$ 202,000,000
Initial Public Offering | Private Placement Warrants
Description of Organization and Business Operations
Purchase price, per unit | $ / shares			$ 10.10
Price per unit | $ / shares			$ 10.10
Investment of cash into Trust Account			$ 202,000,000
Sponsor
Description of Organization and Business Operations
Agreed unsecured debt from related party						$ 1,000,000				$ 1,000,000
Number of months by which the company has extended the period to consummate business combination						3 months
Amount of monthly payment made to the Company						$ 150,000
Number of months for which monthly payment was made						3 months
Sponsor | DigiAsia Bios Pte. Ltd
Description of Organization and Business Operations
Number of Shares under Lock-Up period of nine months after the Closing Date | shares		250,000
Threshold period after Closing Date for restrictions on DigiAsia shareholder's Lock-Up Shares and 250,000 of the Sponsor's Lock-Up Shares		9 months
Threshold period after Closing Date for restrictions on remainder of the Sponsor's Lock-Up Shares		6 months
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D		30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days
Price per unit | $ / shares		$ 12.00